UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21571

Rogé Partners Funds

(Exact name of registrant as specified in charter)

 630 Johnson Avenue, Suite 103, Bohemia, NY

11716

(Address of principal executive offices)

(Zip code)

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-218-0077

Date of fiscal year end:

6/30

Date of reporting period:  9/30/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 62.05%
	Blend - 9.97%
38,413	Fairholme Fund		$ 1,132,035
10,018	Matthew 25 Fund		110,001
			1,242,036

	Contrarian - 0.02%
279	Prudent Bear Fund		1,906

	Growth - 10.80%
39,993	Baron Partners Fund		717,472
538	Baron Small Cap Fund		10,064
887	Legg Mason Opportunity Trust		8,255
45,489	PRIMECAP Odyssey Stock Fund		547,233
2,105	Satuit Capital Micro Cap Fund		43,575
149	Sequoia Fund, Inc.		18,479
			1,345,078

	International - 6.41%
9,925	Artisan International Value Fund, Investor Shares		205,651
3,428	Dodge & Cox International Stock Fund		113,739
10,280	Third Avenue International Value Fund		151,629
14,493	Tweedy Browne Global Value Fund		326,242
131	Wasatch International Growth Fund		1,544
			798,805
	Sector - Energy - 0.03%
89	T Rowe Price New Era Fund		4,126

	Sector - Real Estate - 0.06%
346	Third Avenue Real Estate Value Fund		7,685

	Value - 34.76%
100	Aegis Value Fund		1,148
173	Brown Advisory Small Cap Value Fund		1,811
27,257	First Eagle Global Fund		1,086,472
0	*** John Hancock Funds II - Classic Value Fund		1
22,804	Kinetics Paradigm Fund		466,571
20,652	Longleaf Partners Fund		518,355
181	New River Small Cap Fund		2,508
874	Oakmark Global Select Fund		7,196
244	Oakmark Select Fund		4,958
7,821	Pinnacle Value Fund		115,901
8,075	Presidio Fund		97,624
24,983	Royce Select Fund		431,201
663	T Rowe Price Africa & Middle East Fund		6,423
789	Third Avenue Small Cap Value Fund		16,961
191	Third Avenue Value Fund		8,275
594	Tilson Focus Fund (a)		5,419
29,211	Westport Fund		535,443
90,794	Wintergreen Fund		1,024,156
			4,330,423

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $8,395,411)		7,730,059

	COMMON STOCKS - 31.58%
	Beverages - 4.35%
1,760	Brown-Forman Corp.		124,960
3,400	Diageo PLC		234,124
4,000	Heineken Holding NV		157,829
200	Laurent-Perrier		25,217
			542,130

	Commercial Services - 0.46%
2,000	Cintas Corp.		57,420

	Diversified Financials - 1.36%
2,000	Charles Schwab Corp. (The)		52,000
5,500	Hong Kong Exchanges and Clearing, Ltd. +		64,790
2,200	International Assets Holding Corp. +		53,042
			169,832

	Diversified Holding Companies - 9.89%
7,329	Jardine Matheson Holdings, Ltd.		200,582
12,500	Leucadia National Corp.		568,000
4,644	Remgro, Ltd. **		106,557
5,896	Siem Industries, Inc. (a)		356,708
			1,231,847

	Entertainment - 0.19%
150,000	Bingo.com, Ltd. +		24,000

	Food - 1.89%
5,467	Nestle SA		235,014

	Insurance - 4.94%
140	Berkshire Hathaway, Inc., Class B +		615,300

	Investment Companies - 2.35%
14,500	Investor AB, Class A **		257,742
250	Capital Southwest Corp.		35,512
			293,254

	Media - 1.27%
6,100	DG FastChannel, Inc. +		133,712
1,000	Viacom, Inc. +		24,860
			158,572

	Office/Business Equipment - 0.16%
200	Neopost SA		18,817

	Oil & Gas Services - 2.22%
4,050	Aeroquest International, Ltd. +		4,228
428,571	Deep Down, Inc. + ++ (a)		248,357
2,000	Enerflex Systems Income Fund		23,582
			276,167

	Software - 0.53%
281,500	6356095 Canada Inc. (formerly Excapsa Software)+ ++ (a)		39,748
1,000	Microsoft Corp.		26,690
			66,438

	Tobacco - 1.97%
400	Lorillard, Inc.		28,460
4,500	Philip Morris International, Inc.		216,450
			244,910

	TOTAL COMMON STOCKS
	(Cost $3,437,092)		3,933,701

	COMMON STOCK RIGHTS - 0.00%
580	Winthrop Realty Trust Rights, +		-

	LIMITED PARTNERSHIP - 4.17%
450,000	Armor Capital Partners LP + ++ (a)
	(Cost $450,000)		519,462

	SHORT-TERM INVESTMENTS - 3.67%
	Money Market Mutual Funds - 3.67%
456,944	Goldman Sachs Financial Square Funds, Government
	Fund (Cost $456,944)		456,944

	TOTAL INVESTMENTS
	(Cost $12,739,447*)	101.47%	$ 12,640,166
	Liabilities in excess of other assets	-1.47%	(182,401)

	TOTAL NET ASSETS	100.00%	$ 12,457,765

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 6.48% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 9.39% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$954,179
		Unrealized depreciation:	(1,053,460)
		Net unrealized depreciation:	$(99,281)
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
*** Less than one share.

RIC - Registered Investment Company
ADR - American Depositary Receipts

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	11,013,528	-
Level 2 - Other Significant Observable Inputs	819,071	-
Level 3 - Significant Unobservable Inputs	807,567	-
Total	12,640,166	-
* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Securities ($)
Balance as of 6/30/08	919,663
Realized gain (loss)	-
Change in unrealized (appreciation/depreciation)	(112,096)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 9/30/08	807,567

Rogé Select Opportunities Fund
SCHEDULE OF INVESTMENTS
September 30, 2008 (Unaudited)

Shares	Security		Value

	COMMON STOCKS - 97.52%
	Beverages - 13.99%
2,040	Brown-Forman Corp.		$ 144,840
5,600	Diageo PLC		385,616
5,600	Heineken Holding NV		220,961
600	Laurent - Perrier		75,650
1,900	Remy Cointreau SA		89,402
300,000	Thai Beverage PCL		47,188
			963,657

	Broadcast Services/Media - 1.39%
31,900	African Media Entertainment +		95,711

	Commercial Services - 11.30%
1,000	Apollo Group, Inc. +		59,300
14,300	Cintas Corp.		410,553
7,700	Paychex, Inc.		254,331
80	Tempstaff Co., Ltd.		54,526
			778,710

	Diversified Financials - 4.38%
9,200	Charles Schwab Corp. (The)		239,200
15,000	Singapore Exchange, Ltd.		62,250
			301,450

	Diversified Holding Companies - 16.00%
7,000	Haw Par Corp., Ltd. **		22,974
11,400	Jardine Matheson Holdings, Ltd.		311,998
6,500	Leucadia National Corp.		295,360
2,500	Remgro, Ltd. **		57,363
4,535	Siem Industries, Inc. (a)		274,368
3,000	Wellpoint, Inc. +		140,310
			1,102,373

	Entertainment - 5.31%
62,998	Bingo.com, Ltd. +		10,080
9,146	International Speedway Corp.		355,870
			365,950

	Food - 6.86%
1,600	Hershey Foods Corp.		63,264
1,300	JM Smucker Co. (The)		65,897
7,983	Nestle SA		343,171
			472,332

	Insurance - 5.74%
90	Berkshire Hathaway, Inc., Class B +		395,550

	Internet - 3.01%
9,260	eBay, Inc. +		207,239

	Investment Companies - 0.80%
3,100	Investor AB, Class A **		55,103

	Media - 2.16%
6,000	Viacom, Inc. +		149,160

	Miscellaneous Manufacturing - 4.41%
2,800	3M Co.		191,268
9,000	Shoei Co., Ltd. **		112,733
			304,001

	Office/Business Equipment - 0.27%
200	Neopost SA		18,817

	Oil & Gas Services - 5.02%
428,571	Deep Down, Inc. + ++ (a)		248,357
8,300	Enerflex Systems Income Fund		97,866
			346,223

	Software - 9.57%
9,000	Autodesk, Inc. +		301,950
3,891	Blackbaud, Inc.		71,789
10,700	Microsoft Corp.		285,583
			659,322

	Tobacco - 7.31%
15	Japan Tobacco, Inc.		56,637
400	Lorillard, Inc.		28,460
8,700	Philip Morris International, Inc.		418,470
			503,567

	TOTAL COMMON STOCKS
	(Cost $6,949,674)		6,719,165

	SHORT-TERM INVESTMENTS - 1.95%
	Money Market Mutual Funds - 1.95%
134,463	Goldman Sachs Financial Square Funds,
	Government Fund (Cost $134,463)		134,463

	TOTAL INVESTMENTS
	(Cost $7,084,137*)	99.47%	$ 6,853,628
	Assets in excess of other liabilities	0.53%	36,601

	TOTAL NET ASSETS	100.00%	$ 6,890,229

+ Non-income producing securities.
++ Restricted securities. The aggregate value of such securities is 3.60% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
(a) Securities for which market quotations are not readily available. The aggregate value of such securities is 7.59% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.
* Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$256,013
		Unrealized depreciation:	(486,522)
		Net unrealized depreciation:	$(230,509)
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.
ADR - American Depositary Receipts

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad level listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2008 in valuing the fund's assets carried at fair value:

Valuation inputs	Investment in Securites ($)	Other Financial Instruments* ($)
Level 1- Quoted Prices	6,196,440	-
Level 2 - Other Significant Observable Inputs	408,831	-
Level 3 - Significant Unobservable Inputs	248,357	-
Total	6,853,628	-
* Other financial instruments include futures, forwards and swap contracts.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
	Investments in Securities ($)
Balance as of 6/30/08	342,428
Realized gain (loss)	-
Change in unrealized (appreciation/depreciation)	(94,071)
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 9/30/08	248,357

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rogé Partners Funds

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/21/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Steven M. Rogé

       Steven M. Rogé, President

Date

11/21/08

By

*/s/ Susan J. Rogé

       Susan J. Rogé, Treasurer

Date

11/21/08